Fair Value Measurements (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The Company’s financial instruments include assets carried at fair value, as well as debt carried at face value, net of unamortized debt issuance costs, and are disclosed at fair value in this note. All fair values disclosed in this note are determined on a recurring basis other than the debt which is a non-recurring fair value measure. Fair value is defined as the price that would be received for an asset or paid to transfer a liability in the principal most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company applies the market approach, which uses prices and other relevant data based on market transactions involving identical or comparable assets and liabilities. The inputs to valuation techniques used to measure fair value are prioritized into a three-level hierarchy. The hierarchy gives the highest priority to quoted prices from sources independent of the reporting entity (“observable inputs”) and the lowest priority to prices determined by the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”). The fair value hierarchy is as follows:
Level 1 - Valuations that are based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 - Valuations that are based on observable inputs (other than Level 1 prices) such as quoted prices for similar assets or liabilities at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3 - Unobservable inputs that are supported by little or no market activity. The unobservable inputs represent the Company’s best assumption of how market participants would price the assets or liabilities.
Net Asset Value (NAV) - The fair values of investment company limited partnership investments and mutual funds are based on the capital account balances reported by the investment funds subject to their management review and adjustment. These capital account balances reflect the fair value of the investment funds.
The following tables present the Company’s assets and liabilities measured at fair value, classified by the valuation hierarchy as of March 31, 2023 and December 31, 2022 (dollars in thousands):
	March 31, 2023
	Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Assets:
Debt Securities:
U.S. Government	$6,971	$—	$6,971	$—
State and local government	22,198	—	22,198	—
Corporate debt	30,931	—	30,931	—
Asset-backed securities	20,105	—	20,105	—
Mortgage-backed securities	23,785	—	23,785	—
Commercial mortgage-backed securities	3,288	—	3,288	—
Collateralized mortgage obligations	3,355	—	3,355	—
Total debt securities	110,633	—	110,633	—
Equity Securities	965	208	757	—
Short-term investments	28,055	28,055	—	—
Total marketable investments measured at fair value	$139,653	$28,263	$111,390	$—

Investments measured at NAV:
Investment in limited partnership	1,460
Total assets measured at fair value	$141,113

Liabilities:
Senior Unsecured Notes*	$22,567	$—	$22,567	$—
Subordinated Notes*	11,685	—	—	11,685
Total Liabilities (non-recurring fair value measure)	$34,252	$—	$22,567	$11,685

*	Carried at face value of debt net of unamortized debt issuance costs on the consolidated balance sheets
	December 31, 2022
	Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Assets:
Debt Securities:
U.S. Government	$7,498	$—	$7,498	$—
State and local government	20,816	—	20,816	—
Corporate debt	30,559	—	30,559	—
Asset-backed securities	20,496	—	20,496	—
Mortgage-backed securities	24,037	—	24,037	—
Commercial mortgage-backed securities	3,228	—	3,228	—
Collateralized mortgage obligations	3,567	—	3,567	—
Total debt securities	110,201	—	110,201	—
Equity securities	917	160	757	—
Short-term investments	25,929	25,929	—	—
Total marketable investments measured at fair value	$137,047	$26,089	$110,958	$—

	December 31, 2022
	Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Investments measured at NAV:
Investment in limited partnership	350
Total assets measured at fair value	$137,397

Liabilities:
Senior Unsecured Notes*	$22,430	$—	$22,430	$—
Subordinated Notes*	11,300	—	—	11,300
Total Liabilities (non-recurring fair value measure)	$33,730	$—	$22,430	$11,300

*	Carried at face value of debt net of unamortized debt issuance costs on the consolidated balance sheets
Level 1 investments consist of equity securities traded in an active exchange market. The Company uses unadjusted quoted prices for identical instruments to measure fair value. Level 1 also includes money market funds and other interest-bearing deposits at banks, which are reported as short-term investments. The fair value measurements that were based on Level 1 inputs comprise 20% and 18% of the fair value of the total marketable investments measured at fair value as of March 31, 2023 and December 31, 2022, respectively.
Level 2 investments include debt securities and equity securities, which consist of U.S. government agency securities, state and local municipal bonds (including those held as restricted securities), corporate debt securities, mortgage-backed and asset-backed securities. The fair value of securities included in the Level 2 category were based on the market values obtained from a third-party pricing service that were evaluated using pricing models that vary by asset class and incorporate available trade, bid and other observable market information. The third-party pricing service monitors market indicators, as well as industry and economic events. The fair value measurements that were based on Level 2 inputs comprise 80% and 82% of the fair value of the total marketable investments measured at fair value as of March 31, 2023 and December 31, 2022, respectively.
The Company obtains pricing for each security from independent pricing services, investment managers or consultants to assist in determining fair value for its Level 2 investments. To validate that these quoted prices are reasonable estimates of fair value, the Company performs various quantitative and qualitative procedures, such as (i) evaluation of the underlying methodologies, (ii) analysis of recent sales activity, (iii) analytical review of our fair values against current market prices and (iv) comparison of the pricing services’ fair value to other pricing services’ fair value for the same investment. No markets for the investments were determined to be inactive at period-ends. Based on these procedures, the Company did not adjust the prices or quotes provided from independent pricing services, investment managers or consultants.
As of March 31, 2023 and December 31, 2022, the fair value of the subordinated debt reported at amortized cost was considered a Level 3 liability in the fair value hierarchy and is entirely comprised of the Company's Subordinated Notes. In determining the fair value of the Subordinated Notes outstanding at March 31, 2023 and December 31, 2021, the security attributes (issue date, maturity, coupon, calls, etc.) and market rates on September 24, 2018 (the date of the restated and amended agreement which was repriced at that time) were entered into a valuation model. A lognormal trinomial interest rate lattice was created within the model to compute the option adjusted spread (“OAS”) which is the amount, in basis points, of interest rate required to be paid under the debt agreement over the risk-free U.S. Treasury rates. The OAS was then entered back into the model along with the March 31, 2023 and December 31, 2022 U.S. Treasury rates, respectively. A new lattice was generated and the fair value was computed from the OAS. There were no changes in assumptions of credit risk from the issuance date.
The Company's policy on recognizing transfers between hierarchies is applied at the end of each reporting period. There were no transfers in or out of Level 3 for the three months ended March 31, 2023, and 2022, respectively.

5. Fair Value Measurements
The Company’s financial instruments include assets carried at fair value, as well as debt carried at face value, net of unamortized debt issuance costs, and are disclosed at fair value in this note. All fair values disclosed in this note are determined on a recurring basis other than the debt which is a non-recurring fair value measure. Fair value is defined as the price that would be received for an asset or paid to transfer a liability in the principal most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company applies the market approach, which uses prices and other relevant data based on market transactions involving identical or comparable assets and liabilities. The inputs to valuation techniques used to measure fair value are prioritized into a three-level hierarchy. The hierarchy gives the highest priority to quoted prices from sources independent of the reporting entity (“observable inputs”) and the lowest priority to prices determined by the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”). The fair value hierarchy is as follows:
Level 1—Valuations that are based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2—Valuations that are based on observable inputs (other than Level 1 prices) such as quoted prices for similar assets or liabilities at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3—Unobservable inputs that are supported by little or no market activity. The unobservable inputs represent the Company’s best assumption of how market participants would price the assets or liabilities.
Net Asset Value (NAV)—The fair values of investment company limited partnership investments and mutual funds are based on the capital account balances reported by the investment funds subject to their management review and adjustment. These capital account balances reflect the fair value of the investment funds.
The following tables present the Company’s assets and liabilities measured at fair value, classified by the valuation hierarchy as of December 31, 2022 and 2021 (dollars in thousands):
	December 31, 2022
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
Assets:
Debt Securities:
U.S. Government	$7,498	$—	$7,498	$—
State and local government	20,816	—	20,816	—
Corporate debt	30,559	—	30,559	—
Asset-backed securities	20,496	—	20,496	—
Mortgage-backed securities	24,037	—	24,037	—
Commercial mortgage-backed securities	3,228	—	3,228	—
Collateralized mortgage obligations	3,567	—	3,567	—
Total debt securities	110,201	—	110,201	—
Equity Securities	917	160	757	—
Short-term investments	25,929	25,929	—	—
Total marketable investments measured at fair value	$137,047	$26,089	$110,958	$—
Investments measured at NAV:
Investment in limited partnership	350
Total assets measured at fair value	$137,397
Liabilities:
Senior Unsecured Notes*	$22,430	$—	$22,430	$—
Subordinated Notes*	11,300	—	—	11,300
Total Liabilities (non-recurring fair value measure	$33,730	$—	$22,430	$11,300

*	Carried at face value of debt net of unamortized debt issuance costs on the consolidated balance sheet
	December 31, 2021
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
Assets:
Debt Securities:
U.S. Government	$20,720	$—	$20,720	$—
State and local government	30,429	—	30,429	—
Corporate debt	30,346	—	30,346	—
Asset-backed securities	28,438	—	28,438	—
Mortgage-backed securities	32,521	—	32,521	—
Commercial mortgage-backed securities	1,690	—	1,690	—
Collateralized mortgage obligations	5,639	—	5,639	—
Total debt securities	149,783	—	149,783	—
Equity Securities	9,437	9,154	283	—
Short-term investments	23,013	23,013	—	—
Total marketable investments measured at fair value	$182,233	$32,167	$150,066	$—
Investments measured at NAV:
Investment in limited partnership	494
Total assets measured at fair value	$182,727
	December 31, 2021
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
Liabilities:
Senior Unsecured Notes*	$24,118	$—	$24,118	$—
Subordinated Notes*	11,704	—	—	11,704
Total Liabilities measured at fair value	$35,822	$—	$24,118	$11,704

*	Carried at face value of debt net of unamortized debt issuance costs on the consolidated balance sheet
Level 1 investments consist of equity securities traded in an active exchange market. The Company uses unadjusted quoted prices for identical instruments to measure fair value. Level 1 also includes money market funds and other interest-bearing deposits at banks, which are reported as short-term investments. The fair value measurements that were based on Level 1 inputs comprise 18% of the fair value of the total marketable investments measured at fair value as of December 31, 2022.
Level 2 investments include debt securities and equity securities, which consist of U.S. government agency securities, state and local municipal bonds (including those held as restricted securities), corporate debt securities, mortgage-backed and asset-backed securities. The fair value of securities included in the Level 2 category were based on the market values obtained from a third party pricing service that were evaluated using pricing models that vary by asset class and incorporate available trade, bid and other observable market information. The third party pricing service monitors market indicators, as well as industry and economic events. The fair value measurements that were based on Level 2 inputs comprise 82% of the fair value of the total marketable investments measured at fair value as of December 31, 2022.
The Company obtains pricing for each security from independent pricing services, investment managers or consultants to assist in determining fair value for its Level 2 investments. To validate that these quoted prices are reasonable estimates of fair value, the Company performs various quantitative and qualitative procedures, such as (i) evaluation of the underlying methodologies, (ii) analysis of recent sales activity, (iii) analytical review of our fair values against current market prices and (iv) comparison of the pricing services’ fair value to other pricing services’ fair value for the same investment. No markets for the investments were determined to be inactive at period-ends. Based on these procedures, the Company did not adjust the prices or quotes provided from independent pricing services, investment managers or consultants.
As of December 31, 2022 and 2021, the fair value of the subordinated debt reported at amortized cost was considered a Level 3 liability in the fair value hierarchy and is entirely comprised of the Company's Subordinated Notes. In determining the fair value of the Subordinated Notes outstanding at December 31, 2022 and 2021, the security attributes (issue date, maturity, coupon, calls, etc.) and market rates on September 24, 2018 (the date of the restated and amended agreement which was repriced at that time) were entered into a valuation model. A lognormal trinomial interest rate lattice was created within the model to compute the option adjusted spread (“OAS”) which is the amount, in basis points, of interest rate required to be paid under the debt agreement over the risk-free U.S. Treasury rates. The OAS was then entered back into the model along with the December 31, 2022 and 2021, U.S. Treasury rates, respectively. A new lattice was generated and the fair value was computed from the OAS. There were no changes in assumptions of credit risk from the issuance date.